Allowance for Doubtful Accounts (Tables)	12 Months Ended
Mar. 31, 2013
Changes In Allowance For Doubtful Accounts

Changes in the allowance for doubtful accounts for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	2011	2012	2013
Balance at beginning of year	¥159	67	75
Provision for (reversal of) allowance	(88)	8	(13)
Amounts written off	(4)	—	(8)

Balance at end of year	¥67	75	54